UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Princeton Premium Fund

Class A Shares (PPFAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Princeton Premium Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.PrincetonPremiumFund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$112	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$291,474,503
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$2,379,277
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	12.4%
U.S. Government & Agencies	87.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
85.3%
Money Market Funds
12.1%
Other Assets in Excess of Liabilities
2.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	12.1%
U.S. Treasury Obligations	85.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.5910%, 05/05/26	8.9%
United States Treasury Bill, 3.2410%, 04/07/26	7.9%
United States Treasury Bill, 3.6380%, 06/02/26	7.8%
United States Treasury Bill, 3.6290%, 06/09/26	7.8%
United States Treasury Bill, 3.5590%, 04/28/26	7.2%
United States Treasury Bill, 3.6260%, 06/16/26	7.2%
United States Treasury Bill, 3.6460%, 06/23/26	7.1%
United States Treasury Bill, 3.6400%, 06/30/26	6.8%
United States Treasury Bill, 3.6380%, 05/26/26	6.5%
United States Treasury Bill, 3.4600%, 04/14/26	6.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Princeton Premium Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.PrincetonPremiumFund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-PPFAX

Princeton Premium Fund

Class I Shares (PPFIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Princeton Premium Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.PrincetonPremiumFund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$99	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$291,474,503
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$2,379,277
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	12.4%
U.S. Government & Agencies	87.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	12.1%
U.S. Treasury Obligations	85.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.5910%, 05/05/26	8.9%
United States Treasury Bill, 3.2410%, 04/07/26	7.9%
United States Treasury Bill, 3.6380%, 06/02/26	7.8%
United States Treasury Bill, 3.6290%, 06/09/26	7.8%
United States Treasury Bill, 3.5590%, 04/28/26	7.2%
United States Treasury Bill, 3.6260%, 06/16/26	7.2%
United States Treasury Bill, 3.6460%, 06/23/26	7.1%
United States Treasury Bill, 3.6400%, 06/30/26	6.8%
United States Treasury Bill, 3.6380%, 05/26/26	6.5%
United States Treasury Bill, 3.4600%, 04/14/26	6.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Princeton Premium Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.PrincetonPremiumFund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-PPFIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Princeton Premium Fund
Class A Shares: PPFAX
Class I Shares: PPFIX

Semi-Annual Financial Statements
and Additional Information

March 31, 2026

www.PrincetonPremiumFund.com
1-888-868-9501

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.3%
	U.S. TREASURY BILLS — 85.3%
23,000,000	United States Treasury Bill(a)	3.2410	04/07/26	$22,986,180
18,000,000	United States Treasury Bill(a)	3.4600	04/14/26	17,976,450
17,000,000	United States Treasury Bill(a)	3.5410	04/21/26	16,965,759
21,000,000	United States Treasury Bill(a)	3.5590	04/28/26	20,942,765
26,000,000	United States Treasury Bill(a)	3.5910	05/05/26	25,911,300
18,000,000	United States Treasury Bill(a)	3.5970	05/12/26	17,925,716
19,000,000	United States Treasury Bill(a)	3.6380	05/26/26	18,894,629
23,000,000	United States Treasury Bill(a)	3.6380	06/02/26	22,857,169
23,000,000	United States Treasury Bill(a)	3.6290	06/09/26	22,841,868
21,000,000	United States Treasury Bill(a)	3.6260	06/16/26	20,840,677
21,000,000	United States Treasury Bill(a)	3.6460	06/23/26	20,826,910
20,000,000	United States Treasury Bill(a)	3.6400	06/30/26	19,820,365
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $248,796,615)			248,789,788

Shares				Fair Value
	SHORT-TERM INVESTMENT — 12.1%
	MONEY MARKET FUND - 12.1%
35,187,136	Dreyfus Government Cash Management - Institutional Class, 3.53% (Cost $35,187,136)(b)			35,187,136

	TOTAL INVESTMENTS - 97.4% (Cost $283,983,751)			$283,976,924
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%			7,497,579
	NET ASSETS - 100.0%			$291,474,503

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investment securities:
At cost	$283,983,751
At fair value	$283,976,924
Due from broker	27,821,871
Interest receivable	97,764
Receivable for fund shares sold	87,206
Prepaid expenses and other assets	12,571
TOTAL ASSETS	311,996,336

LIABILITIES
Payable for securities purchased	19,820,575
Investment advisory fees payable	398,610
Payable for Fund shares redeemed	211,294
Payable to related parties	45,639
Accrued expenses and other liabilities	44,706
Distribution (12b-1) fees payable	1,009
TOTAL LIABILITIES	20,521,833
NET ASSETS	$291,474,503

Net Assets Consist Of:
Paid in capital	$288,585,327
Accumulated earnings	2,889,176
NET ASSETS	$291,474,503

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,744,091
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	399,181
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.88
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$12.60

Class I Shares:
Net Assets	$286,730,412
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	23,825,894
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.03

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Interest	$5,116,673
TOTAL INVESTMENT INCOME	5,116,673

EXPENSES
Investment advisory fees	2,541,884
Distribution (12b-1) fees:
Class A	5,897
Third Party Administrative Servicing fees	134,227
Administrative services fees	128,238
Accounting services fees	36,425
Registration fees	36,252
Transfer agent fees	32,936
Printing and postage expenses	20,278
Compliance officer fees	15,120
Audit and tax fees	12,720
Trustees fees and expenses	10,897
Legal fees	9,660
Custodian fees	9,241
Insurance expense	2,744
Other expenses	3,840
TOTAL EXPENSES	3,000,359

Less: Fees waived by the advisor	(162,607)

NET EXPENSES	2,837,752

NET INVESTMENT INCOME	2,278,921

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(39,417,090)
Options Written	47,516,576
8,099,486
Net change in unrealized depreciation on:
Investments	(22,420)
(22,420)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,077,066

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,355,987

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
FROM OPERATIONS
Net investment income	$2,278,921	$7,507,919
Net realized gain from investments and options written	8,099,486	11,145,559
Net change in unrealized depreciation on investments and options written	(22,420)	(318,126)
Net increase in net assets resulting from operations	10,355,987	18,335,352

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(153,577)	(237,332)
Class I	(10,246,310)	(14,434,800)
Net decrease in net assets from distributions to shareholders	(10,399,887)	(14,672,132)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	444,391	898,231
Class I	54,079,824	112,531,049
Net asset value of shares issued in reinvestment of distributions:
Class A	146,232	231,548
Class I	9,455,298	13,303,939
Payments for shares redeemed:
Class A	(575,696)	(19,319,274)
Class I	(72,232,649)	(186,950,818)
Net decrease in net assets from shares of beneficial interest	(8,682,600)	(79,305,325)

TOTAL DECREASE IN NET ASSETS	(8,726,500)	(75,642,105)

NET ASSETS
Beginning of Period	300,201,003	375,843,108
End of Period	$291,474,503	$300,201,003

SHARE ACTIVITY
Class A:
Shares Sold	37,295	76,573
Shares Reinvested	12,346	19,670
Shares Redeemed	(48,419)	(1,649,952)
Net increase (decrease) in shares of beneficial interest outstanding	1,222	(1,553,709)

Class I:
Shares Sold	4,468,345	9,446,935
Shares Reinvested	788,342	1,113,631
Shares Redeemed	(5,974,556)	(15,643,062)
Net decrease in shares of beneficial interest outstanding	(717,869)	(5,082,496)

See accompanying notes to financial statements.

Princeton Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
Class A	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of period	$11.87		$11.69	$12.04		$11.82		$12.44		$10.65
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.25	0.29		0.16		(0.18)		(0.28)
Net realized and unrealized gain on investments and options written	0.32		0.39	0.15		0.64		0.42		2.12
Total from investment operations	0.40		0.64	0.44		0.80		0.24		1.84
Less distributions from:
Net investment income	(0.12)		(0.35)	(0.41)		(0.35)		—		—
Net realized gains	(0.27)		(0.11)	(0.38)		(0.23)		(0.86)		(0.05)
Total distributions	(0.39)		(0.46)	(0.79)		(0.58)		(0.86)		(0.05)
Net asset value, end of period	$11.88		$11.87	$11.69		$12.04		$11.82		$12.44
Total return (2)	3.40	% (10)	5.49%	3.76	% (8)	6.90	% (8)	1.92%		17.34%
Net assets, at end of period (000s)	$4,744		$4,722	$22,816		$19,682		$18,742		$3,606
Ratio of gross expenses to average net assets (3)	2.31	% (9)	2.28%	2.82	% (7)	3.09	% (6)	2.55	% (5)	2.83	% (4)
Ratio of net expenses to average net assets	2.20	% (9)	2.20%	2.75	% (7)	3.00	% (6)	2.45	% (5)	2.44	% (4)
Ratio of net investment income (loss) to average net assets	1.32	% (9)	2.07%	2.39	% (7)	1.32	% (6)	(1.50	)% (5)	(2.42	)% (4)
Portfolio Turnover Rate	0	% (10)	0%	0%		0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Includes 0.24% for the year ended September 30, 2021 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(5)	Includes 0.25% for the year ended September 30, 2022 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(6)	Includes 0.80% for the year ended September 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(7)	Includes 0.55% for the year ended September 30, 2024 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Annualized for periods less than one full year.

(10)	Not annualized.

See accompanying notes to financial statements.

Princeton Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
Class I	(Unaudited)		September 30, 2025	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of period	$12.04		$11.92	$12.26		$12.02		$12.59		$10.75
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.28	0.32		0.19		(0.15)		(0.26)
Net realized and unrealized gain on investments and options written	0.33		0.39	0.16		0.65		0.44		2.15
Total from investment operations	0.42		0.67	0.48		0.84		0.29		1.89
Less distributions from:
Net investment income	(0.17)		(0.44)	(0.44)		(0.37)		—		—
Net realized gains	(0.26)		(0.11)	(0.38)		(0.23)		(0.86)		(0.05)
Total distributions	(0.43)		(0.55)	(0.82)		(0.60)		(0.86)		(0.05)
Net asset value, end of period	$12.03		$12.04	$11.92		$12.26		$12.02		$12.59
Total return (2)	3.55	% (9)	5.72%	4.03%		7.14%		2.31%		17.64%
Net assets, at end of period (000s)	$286,730		$295,479	$353,027		$285,595		$294,691		$68,434
Ratio of gross expenses to average net assets (3)	2.06	% (8)	2.03%	2.55	% (7)	2.81	% (6)	2.29	% (5)	2.58	% (4)
Ratio of net expenses to average net assets	1.95	% (8)	1.95%	2.48	% (7)	2.72	% (6)	2.19	% (5)	2.19	% (4)
Ratio of net investment income (loss) to average net assets	1.57	% (8)	2.32%	2.66	% (7)	1.56	% (6)	(1.27	)% (5)	(2.17	)% (4)
Portfolio Turnover Rate	0	% (9)	0%	0%		0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Includes 0.24% for the year ended September 30, 2021 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(5)	Includes 0.24% for the year ended September 30, 2022 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(6)	Includes 0.77% for the year ended September 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(7)	Includes 0.53% for the year ended September 30, 2024 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Not annualized.

See accompanying notes to financial statements.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

1.	ORGANIZATION

The Princeton Premium Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation and income. The Fund commenced operations on November 16, 2016.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which may be waived at Princeton Fund Advisors, LLC, (the “Advisor”) discretion. Class C shares are not available for purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standard Update (“ASU”) 2013-08.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Accounting Pronouncement - The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost. The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. When the Fund purchases or sells an option, an amount equal to the premium paid or received by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund purchases and sells put options on the S&P 500 Index, utilizing a premium collection strategy that implements a put spread on the same option contract. For example, the Fund will sell a put option and buy back the same put option at a different price, thereby creating a defined risk trade. The difference is referred to as a “spread.” The Fund’s put spreads each utilize the S&P 500 Index contracts, same maturity date, and same number of contracts, but the options are at different strike prices. When the option expiration date arrives, if all options are out-of-the-money, they expire worthless and the Fund will retain the cash collected when opening the position, net of any cash (premium) paid to purchase the put positions.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2026, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

The following is a summary of the location of derivative investments on the Statement of Assets and Liabilities for the six months ended March 31, 2026:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Options purchased	Equity	Investment securities: at fair value	$—
Options written	Equity	Options written, at fair value	—

The following is a summary of the location of derivative investments on the Statement of Operations for the six months ended March 31, 2026:

Derivative Investment Type	Location of Gain/Loss on Derivative
Option purchased	Net realized gain (loss) from Investments
Net change in unrealized appreciation (depreciation) on Investments
Options written	Net realized gain (loss) from Options Written
Net change in unrealized appreciation (depreciation) on Options Written

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2026:

	Primary Risk	Realized gain (loss)	Change in unrealized appreciation
Derivative Investment Type	Exposure	on options contracts	(depreciation) on options contracts
Options Purchased	Equity	$(39,417,090)	$—
Options Written	Equity	47,516,576	—

There were no offsetting arrangements as of March 31, 2026.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$248,789,788	$—	$248,789,788
Money Market Fund	35,187,136	—	—	35,187,136
Total	$35,187,136	$248,789,788	$—	$283,976,924

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

In accordance with its investment objectives the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Market and Geopolitical Risk. - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts of the significant events described above will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Non-Diversified Risk - The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of securities or investments than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the same securities or in investments that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk – Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the Advisor’s Spread Traded options strategy will be effective or that suitable transactions will be available. The Fund’s Spread Traded option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between either the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the Spread Traded option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, transaction and National Futures Association fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s September 30, 2023 through September 30, 2025 tax returns or expected to be taken in the Fund’s September 30, 2026 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective July 29, 2024, the Fund entered into a revolving, uncommitted $150,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 28, 2025. Effective July 28, 2025, the Fund entered into an amended and restated agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 27, 2026. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended October 1, 2025 through March 31, 2026, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the six months ended March 31, 2026, the interest expense was $0 for the Fund. There was an outstanding balance of $0 as of March 31, 2026. The Fund did not draw on the line of credit for the period October 1, 2025 through March 31, 2026.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment advisor.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets. For the six months ended March 31, 2026, the Fund incurred advisory fees of $2,541,884 of which $398,610 is payable at March 31, 2026.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2027, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (including for example options fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 2.20% and 1.95% per annum of the Fund’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2026, the Advisor waived fees and reimbursed expenses in the amount of $162,607 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement on 60 days’ written notice to the Advisor.

The following amounts are subject to recapture by the Advisor by the following dates:

9/30/2026	9/30/2027	9/30/2028
$279,504	$236,053	$270,147

The Trust, with respect to the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2026, the Fund’s Class A shares incurred $5,897 in fees under the Plan.

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended March 31, 2026, the Distributor received $12,157 in underwriting commissions for sales of Class A shares, of which $1,668 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2026, the shareholders listed below each held more than 25% of the Fund and may be deemed to control the Fund.

% of Outstanding Shares
Pershing LLC	30.2%
Charles Schwab	28.2%

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2025, and September 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$11,872,696	$14,248,670
Long-Term Capital Gain	2,799,436	8,304,124
Return of Capital	—	—
	$14,672,132	$22,552,794

Princeton Premium Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$2,917,483	$—	$—	$—	$15,593	$2,933,076

Permanent book and tax differences, primarily attributable to use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$858,026	$(858,026)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Tax purposes	Appreciation	Depreciation	Depreciation
$283,983,751	$1,041	$(7,868)	$(6,827)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Princeton Premium Fund

Additional Information (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

A special meeting of shareholders of the Princeton Premium Fund was held on September 26, 2025 at 10:00 a.m. ET at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788. The following proposal was approved by the Fund’s shareholders.

Proposal: To approve a new investment advisory agreement by and between the Trust and Princeton Fund Advisors, LLC.

			% of Total Shares
	Shares Voted	% of Shares Voted	Outstanding
For	9,814,193.00	92.0%	40.5%
Against or Abstain	853,618.00	8.0%	3.5%

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501, by visiting www.PrincetonPremiumFund.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Princeton Fund Advisors, LLC

1580 Lincoln Street, Suite 680

Denver, CO 80203

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	6/8/26